Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended					112 Months Ended
		Mar. 12, 2014 USD ($) $ / shares shares	Feb. 03, 2014 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2013 ₪ / shares shares	Dec. 31, 2002 shares	Dec. 31, 2009 USD ($) shares	Jan. 31, 2017 ₪ / shares	Mar. 12, 2014 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues	[1]				$ 4,479
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 413
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01		$ 0.01
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued					$ 16,000
Incentive Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares					3,090,492
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares									38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					8 years 4 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					9 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 3,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							$ 10,300
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 4,300		$ 3,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 3.76		$ 6.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares					1,110,006
Allocated Share-based Compensation Expense					$ 1,500		$ 970
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Allocated Share-based Compensation Expense					$ 124,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares					78,750
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					$ 121
Director [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				130,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 3.84
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Common Stock, Par or Stated Value Per Share | ₪ / shares											₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value				$ 285
One Employee [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					3 months
One Employee [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Other Employee [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					3 months
Other Employee [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					1 year
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					933,160	[1]				4,995,837
Stock Issued During Period, Value, New Issues					$ 2	[1]				$ 4,200
Ordinary shares [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,300,000
Stock Issued During Period, Value, New Issues		$ 40,000
Sale of Stock, Price Per Share | (per share)		$ 13.50										₪ 0.01
Payments of Stock Issuance Costs		$ 4,200
Ordinary shares [Member] | Shareholders and New Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares			560,224
Stock Issued During Period, Value, New Issues			$ 2,000
Sale of Stock, Price Per Share | $ / shares			$ 3.57
Ordinary shares [Member] | Convertible Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares								1,026,432
Ordinary shares [Member] | Capital Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares								1,043,928
Sale of Stock, Price Per Share | ₪ / shares								₪ 0.01

[1]	See also Note 10.A.7.